Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VALUE SERIES, INC
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Supplement [Text Block]	dvsi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche Equity Dividend Fund

Effective March 1, 2015, the fund will change its name as follows:

Current Name	New Name, Effective March 1, 2015
Deutsche Equity Dividend Fund	Deutsche CROCI® Equity Dividend Fund

Deutsche Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvsi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche Equity Dividend Fund

Effective March 1, 2015, the fund will change its name as follows:

Current Name	New Name, Effective March 1, 2015
Deutsche Equity Dividend Fund	Deutsche CROCI® Equity Dividend Fund